Intellectual Property and Collaborative Agreements (Detail Textuals) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2014	Jan. 31, 2015	Aug. 31, 2013	Apr. 30, 2013	Dec. 31, 2013 Compounds	Dec. 31, 2011
MiNA
Intellectual Property And Collaborative Agreements [Line Items]
Maximum upfront, clinical, commercialization milestone payments and royalties received	$ 49.0
MiNA | Subsequent Event
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement		0.5
Arcturus
Intellectual Property And Collaborative Agreements [Line Items]
Payment received under license agreement			0.8
Tekmira
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement				0.3
Additional payment received				0.2
Mirna
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement					1.0
Maximum upfront, clinical, commercialization milestone payments and royalties received						63.0
Agreement termination period						60 days
Number of compounds					3
Future additional selection upfront payment					$ 0.5